EMPLOYEE BENEFITS OBLIGATIONS - Future Mortality Rate (Details)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Male | at age 45 | Canada | CPM private tables
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	23 years 10 months 24 days	23 years 10 months 24 days
Male | at age 45 | Germany | Heubeck RT2018G
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	23 years 10 months 24 days	23 years 9 months 18 days
Male | at age 45 | United Kingdom | S4PFA M CMI 2024
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	22 years 10 months 24 days
Male | at age 45 | United Kingdom | S3PFA M CMI 2023
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy		22 years 7 months 6 days
Male | at age 45 | United States | CPM private tables
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	25 years 1 month 6 days	25 years 1 month 6 days
Male | at age 65 | Canada | CPM private tables
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	22 years 6 months	22 years 6 months
Male | at age 65 | Germany | Heubeck RT2018G
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	21 years 2 months 12 days	21 years
Male | at age 65 | United Kingdom | S4PFA M CMI 2024
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	21 years 7 months 6 days
Male | at age 65 | United Kingdom | S3PFA M CMI 2023
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy		21 years 2 months 12 days
Male | at age 65 | United States | CPM private tables
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	23 years 8 months 12 days	23 years 8 months 12 days
Female | at age 45 | Canada | CPM private tables
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	26 years 4 months 24 days	26 years 3 months 18 days
Female | at age 45 | Germany | Heubeck RT2018G
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	26 years 8 months 12 days	26 years 7 months 6 days
Female | at age 45 | United Kingdom | S4PFA M CMI 2024
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	25 years
Female | at age 45 | United Kingdom | S3PFA M CMI 2023
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy		24 years 10 months 24 days
Female | at age 45 | United States | CPM private tables
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	26 years 7 months 6 days	26 years 6 months
Female | at age 65 | Canada | CPM private tables
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	25 years 1 month 6 days	25 years
Female | at age 65 | Germany | Heubeck RT2018G
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	24 years 6 months	24 years 4 months 24 days
Female | at age 65 | United Kingdom | S4PFA M CMI 2024
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	23 years 6 months
Female | at age 65 | United Kingdom | S3PFA M CMI 2023
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy		23 years 4 months 24 days
Female | at age 65 | United States | CPM private tables
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	25 years 3 months 18 days	25 years 2 months 12 days